UNITED STATES
                        SECURITIES AND EXCHANGE   COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Owenoke Capital Management, LLC
Address:    50 Washington Street 7th Floor
            Norwalk, CT  06854

Form 13F File Number:   28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David Korus
Title:      Managing Member
Phone:      203 956-5010

Signature, Place and Date of Signing:
David R. Korus                      Norwalk, CT             May 12, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:         $ 31,130 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER                 TITLE  CUSIP         VALUE X1000     SHARES           INV.    OTHER  VOTING AUTH
                               OF                                                    DISC.   MGR
                               CLASS
                                                                                                    SOLE    SHARED  NONE
ADVANCED MICRO DEVICES INC        COM     007903107          519       170,000    SH    SOLE        170,000       0    0
AKAMAI TECHNOLOGIES INC           COM     00971T101          970        50,000    SH    SOLE         50,000       0    0
BIGBAND NETWORKS INC              COM     089750509          444        67,710    SH    SOLE         67,710       0    0
CIENA CORP                        COM     171779309         1050       135,000    SH    SOLE        135,000       0    0
CISCO SYSTEMS INC                 COM     17275R102          839        50,000    SH    SOLE         50,000       0    0
IAC INTERACTIVE CORP              COM     44919P508         1218        80,000    SH    SOLE         80,000       0    0
INTEL CORP                        COM     458140100         1653       110,000    SH    SOLE        110,000       0    0
LATTICE SEMICONDUCTOR CORP        COM     518415104          690       500,000    SH    SOLE        500,000       0    0
MAXIM INTEGRATED PRO DS INC CO    COM     57772K101         1321       100,000    SH    SOLE        100,000       0    0
MICRON TECHNOLOGY INC             COM     595112103         1198       295,000    SH    SOLE        295,000       0    0
NOVELLUS SYS INC                  COM     670008101         1663       100,000    SH    SOLE        100,000       0    0
PMC-SIERRA INC                    COM     69344F106         1784       280,000    SH    SOLE        280,000       0    0
POWERSHARES QQQ TRUST SERIES 1    COM     73935A104        13038       430,000    SH    SOLE        430,000       0    0
SANDISK CORP COM STK              COM     80004C101         1265       100,000    SH    SOLE        100,000       0    0
TELLABS INC                       COM     879664100         1878       410,000    SH    SOLE        410,000       0    0
WIND RIVER SYSTEMS INC            COM     973149107         1600       250,000    SH    SOLE        250,000       0    0


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